Commitments and Contingencies - Future Minimum Purchase Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Abstract]
2023	$ 149,858
2024	35,060
Total purchase commitment	$ 184,918